Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.40

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
2023060001			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2023060002	D	A	A	A	D	A	A	A	Closed	XXX	XXX	XXX	XXX	XXX	D	A	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Resolved-Received BP LOE - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-All borrowers must sign the Certification of Investment Purpose disclosure at the time of receipt of the initial disclosures. - Due Diligence Vendor-XXX	Resolved-Received BP LOE - Due Diligence Vendor-XXX	Borrower At Current Residence For XXX Or More Years - Borrower At Current Residence For XXX Or More Years - XXX Years
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of XXX% Is Below the Guideline Maximum Of 85% By Ten Percent (XXX%) or More
Qualifying FICO is Greater Than The Guideline Minimum By XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of 760 By XXX or More Points
Calculated DTI Is Less Than The Guideline Maximum By XXX% Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of 50% By Five Percent (XXX%) Or More
Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of 6 By XXX Or More Months
																									Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - XXX Years		XXX cash out proceeds letter signed.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A
2023060084	B	B	A	A	B	B	A	A	Seller	XXX	XXX	XXX	XXX	XXX	B	B	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing	Open-Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure does not appear to be in file. Lender to provide. - Due Diligence Vendor- XXX	Borrower 1 Has Stable Time In Profession By XXX Years Or More - Borrower 1 Has Stable Time In Profession By XXX Years Or More - XXX Years
Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX Or More Years At Current Job - XXX Years
Borrower At Current Residence For XXX Or More Years - Borrower At Current Residence For XXX Or More Years - XXX Years
																									Months Reserves Are Greater Than The Guideline Minimum By XXX Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of 6 By Six XXX Or More Months			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A